STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

 February 7, 2017
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
 Attention:  Patrick Scott
Re:            The Dreyfus/Laurel Funds Trust
(Registration Nos:  33-43846 and 811-00524)
Ladies and Gentlemen:
On behalf of Dreyfus Equity Income Fund (the "Fund"), a series of the above-referenced registrant (the "Trust"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 205 (the "Amendment") to the Trust's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add certain front-end sales charge reductions and waivers and contingent deferred sales charge waivers for shareholders who purchase Class A and/or Class C shares of the Fund through Merrill Lynch (the "ML Sales Charge Policy").  We understand that the staff (the "Staff") of the Securities and Exchange Commission previously has reviewed the ML Sales Charge Policy. In addition, the Amendment implements disclosure changes relating to eligibility requirements for purchasing Class I shares that would allow U.S.-based employees of The Bank of New York Mellon, the parent company of Fund's investment adviser, and Board members of the fund's investment adviser, or funds in the Dreyfus Family of Funds, to purchase Class I shares.  The prospectus and statement of additional information included in the Amendment are marked to show changes from the currently effective versions thereof.
The Trust intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including a revised 18f-3 Plan, incorporate comments of the Staff and to make certain other revisions.
Additionally, please note that, based on the Amendment, each other fund in the Dreyfus Family of Funds that offers Class A and/or Class C shares intends to request permission from the Staff to allow such fund to file a post-effective amendment to its registration statement on Form N-1A pursuant to Rule 485(b)(1)(vii) under the Securities Act to incorporate disclosure of the ML Sales Charge Policy.  The funds will request that the Staff grant the requested relief prior to the effective date of the Amendment, as contemplated by Mutual Fund Fee Structures, IM Guidance Update 2016-06 (December 2016).
Please telephone the undersigned at 212.806.6658, or Janna Manes of this office at 212.806.6141, if you have any questions.
Very truly yours,
/s/ Lisa Goldstein
 Lisa Goldstein
cc:          David Stephens
Janna Manes